STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
May 31, 2024
Equity [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following is an analysis of the stock option activity under the Plans:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding May 31, 2022	189,450	$4.16
Granted	372,000	7.01
Exercised	-	-
Expired or forfeited	(4,000)	7.01
Outstanding May 31, 2023	557,450	$6.04
Granted	153,000	0.01
Exercised	-	-
Expired or forfeited	(198,500)	4.95
Outstanding May 31, 2024	511,950	$4.66	6.5 years
Exercisable May 31, 2024	260,367	$4.93	5.0 years

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS
	2024	2023
Expected term in years	10	10
Expected volatility	81%	81%
Risk-free interest rate	4.1%	3.1%
Expected dividend yield	0%	0%